Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II (the Trust)
Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense Example” table under “Fees and expenses” in the “Fund summary” section will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR6Management fee0.760.760.760.76Distribution and service (Rule 12b-1) fees0.301.000.000.00Other expenses0.490.490.490.39Total annual fund operating expenses1.552.251.251.15Contractual expense reimbursement-0.26-0.26-0.26-0.27Total annual fund operating expenses after expense reimbursements1.291.990.990.881The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR6C1 year625302101902023 years9416783713396785 years1,2791,1816616071,18110 years2,2322,3881,4881,3732,3883. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:Prior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.Prospectus SupplementJohn Hancock Funds II (the Trust)
Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense Example” table under “Fees and expenses” in the “Fund summary” section will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)R4R5Management fee0.760.76Distribution and service (Rule 12b-1) fees0.250.00Other expensesService plan fee0.100.05Additional other expenses0.390.39Total other expenses0.490.44Total annual fund operating expenses1.501.20Contractual expense reimbursement-0.27-0.27Total annual fund operating expenses after expense reimbursements1.230.931“Other expenses” have been estimated for the first year of operations of the fund's Class R4 and Class R5 shares.2The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)R4R51 year125953 years4483545 years79363410 years1,7671,4313. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:Prior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.Prospectus SupplementJohn Hancock Funds II (the Trust)
		Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current NAV Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section of the Prospectus for the fund will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.76Other expenses0.38Total annual fund operating expenses1.14Contractual expense reimbursement-0.27Total annual fund operating expenses after expense reimbursements0.871The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year893 years3355 years60210 years1,3623. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus for the fund will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus for the fund will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added after the first paragraph under “Past performance” in the “Fund summary” section of the Prospectus for the fund:A note on performancePrior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.
Class A C I R6 | Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II (the Trust)
		Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense Example” table under “Fees and expenses” in the “Fund summary” section will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR6Management fee0.760.760.760.76Distribution and service (Rule 12b-1) fees0.301.000.000.00Other expenses0.490.490.490.39Total annual fund operating expenses1.552.251.251.15Contractual expense reimbursement-0.26-0.26-0.26-0.27Total annual fund operating expenses after expense reimbursements1.291.990.990.881The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR6C1 year625302101902023 years9416783713396785 years1,2791,1816616071,18110 years2,2322,3881,4881,3732,3883. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:Prior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.
Class A C I R6 | Emerging Markets Fund | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Class A C I R6 | Emerging Markets Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class A C I R6 | Emerging Markets Fund | Illiquid And Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Class A C I R6 | Emerging Markets Fund | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Class A C I R6 | Emerging Markets Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class A C I R6 | Emerging Markets Fund | Master Limited Partnership Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Class A C I R6 | Emerging Markets Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class A C I R6 | Emerging Markets Fund | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class A C I R6 | Emerging Markets Fund | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Class A C I R6 | Emerging Markets Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class A C I R6 | Emerging Markets Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class A C I R6 | Emerging Markets Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	$ 625
3 years	rr_ExpenseExampleYear03	941
5 years	rr_ExpenseExampleYear05	1,279
10 years	rr_ExpenseExampleYear10	$ 2,232
Class A C I R6 | Emerging Markets Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.99%
1 year	rr_ExpenseExampleYear01	$ 302
3 years	rr_ExpenseExampleYear03	678
5 years	rr_ExpenseExampleYear05	1,181
10 years	rr_ExpenseExampleYear10	2,388
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,181
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,388
Class A C I R6 | Emerging Markets Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	$ 101
3 years	rr_ExpenseExampleYear03	371
5 years	rr_ExpenseExampleYear05	661
10 years	rr_ExpenseExampleYear10	$ 1,488
Class A C I R6 | Emerging Markets Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	$ 90
3 years	rr_ExpenseExampleYear03	339
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	$ 1,373
Class R4 R5 | Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II (the Trust)
		Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense Example” table under “Fees and expenses” in the “Fund summary” section will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)R4R5Management fee0.760.76Distribution and service (Rule 12b-1) fees0.250.00Other expensesService plan fee0.100.05Additional other expenses0.390.39Total other expenses0.490.44Total annual fund operating expenses1.501.20Contractual expense reimbursement-0.27-0.27Total annual fund operating expenses after expense reimbursements1.230.931“Other expenses” have been estimated for the first year of operations of the fund's Class R4 and Class R5 shares.2The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)R4R51 year125953 years4483545 years79363410 years1,7671,4313. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added as the first paragraph under “A note on performance” under “Past performance” in the “Fund summary” section for the fund:Prior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the first year of operations of the fund's Class R4 and Class R5 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.
Class R4 R5 | Emerging Markets Fund | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Class R4 R5 | Emerging Markets Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class R4 R5 | Emerging Markets Fund | Illiquid And Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Class R4 R5 | Emerging Markets Fund | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Class R4 R5 | Emerging Markets Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class R4 R5 | Emerging Markets Fund | Master Limited Partnership Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Class R4 R5 | Emerging Markets Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class R4 R5 | Emerging Markets Fund | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class R4 R5 | Emerging Markets Fund | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Class R4 R5 | Emerging Markets Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class R4 R5 | Emerging Markets Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class R4 R5 | Emerging Markets Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.39%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	$ 125
3 years	rr_ExpenseExampleYear03	448
5 years	rr_ExpenseExampleYear05	793
10 years	rr_ExpenseExampleYear10	$ 1,767
Class R4 R5 | Emerging Markets Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.39%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	$ 95
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	634
10 years	rr_ExpenseExampleYear10	$ 1,431
Class NAV | Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II (the Trust)
		Emerging Markets Fund (the fund)Supplement dated March 28, 2024 to the current NAV Prospectus, as may be supplemented (the Prospectus)Effective on or about May 29, 2024 (the “Effective Date”), the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Boston Partners Global Investors, Inc. (Boston Partners) will be the sole subadvisor to the fund. Accordingly, as of the Effective Date, all references to Dimensional Fund Advisors LP and its portfolio managers as part of the fund’s portfolio management team will be removed from the Prospectus. In addition, at the same meeting, the Board also approved a reduction in the fund’s management fee schedule as of the Effective Date.In connection with the Board actions described above, as of the Effective Date, the Prospectus will be further hereby amended as follows:1. The fund’s name will be changed to Disciplined Value Emerging Markets Equity Fund, and all references to Emerging Markets Fund will be changed to reflect the fund’s new name.2. The “Annual fund operating expenses” table and the “Expense example” table under “Fees and expenses” in the “Fund summary” section of the Prospectus for the fund will be amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.76Other expenses0.38Total annual fund operating expenses1.14Contractual expense reimbursement-0.27Total annual fund operating expenses after expense reimbursements0.871The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense ExampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year893 years3355 years60210 years1,3623. The “Principal investment strategies” portion of the “Fund summary” section of the Prospectus for the fund will be revised and restated in its entirety as follows:The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.4. The following risks will be added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund:Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.5. The following risks under “Principal risks” in the “Fund summary” section of the Prospectus for the fund will be revised and restated in their entirety as follows:Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.6. The following disclosure will be added after the first paragraph under “Past performance” in the “Fund summary” section of the Prospectus for the fund:A note on performancePrior to May 29, 2024, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to May 29, 2024.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the adviser using its “three circles” approach which combines a quantitative screening with a fundamental bottom-up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals outperform companies with weak fundamentals; and (3) stocks with positive business momentum outperform stocks with negative business momentum. The adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.The fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the equity securities of emerging market issuers, related derivative instruments and other equity investments that are tied economically to emerging market countries. The adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets.In managing the fund’s portfolio, the adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality. The fund generally invests in the equity securities of issuers the manager believes are undervalued. The manager applies a bottom-up stock selection process using a combination of fundamental and quantitative analysis.The equity securities in which the fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds (ETFs)), real estate investment trusts (REITs) and equity participations.The fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as junk bonds), such as bonds and debentures, used by corporations and other business organizations (e.g., trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by S&P Global, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the adviser to be of comparable quality at the time of investment). The fund may invest in securities of the lowest rating category, including securities in default. The fund will primarily invest in fixed income instruments, including high yield debt obligations, when the fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.In general, the fund’s investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act), and applicable SEC orders.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public.The fund may invest up to 15% of its net assets in illiquid investments, including investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may also seek to increase its income by lending portfolio securities.The fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. The fund’s investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.
Class NAV | Emerging Markets Fund | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Class NAV | Emerging Markets Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class NAV | Emerging Markets Fund | Illiquid And Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Class NAV | Emerging Markets Fund | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Class NAV | Emerging Markets Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class NAV | Emerging Markets Fund | Master Limited Partnership Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master limited partnership (MLP) risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.
Class NAV | Emerging Markets Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class NAV | Emerging Markets Fund | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate investment trust (REIT) risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class NAV | Emerging Markets Fund | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Class NAV | Emerging Markets Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class NAV | Emerging Markets Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class NAV | Emerging Markets Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.76%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	335
5 years	rr_ExpenseExampleYear05	602
10 years	rr_ExpenseExampleYear10	$ 1,362

[1]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[2]	“Other expenses” have been estimated for the first year of operations of the fund's Class R4 and Class R5 shares.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.